Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of Amounts Charged By The Company's Related Parties
The amounts charged by the Company’s related parties comprised the following:

		Year ended December 31,
	Location in statement of operations	2019	2020	2021
Management fees	Management fees – related party	365,515	503,355	527,425
Brokerage commissions	Voyage expenses – related party	166,588	250,241	218,192
Superintendent fees	Vessels’ operating expenses – related party	24,000	13,500	26,500
Crew management fees	Vessels’ operating expenses – related party	—	35,000	60,000
Executive compensation	General and administrative expenses	—	—	19,875
General and administrative expenses – Former Parent	General and administrative expenses	331,408	219,717	291,801